Cover	Aug. 02, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 02, 2022
Entity Registrant Name	LIQUIDITY SERVICES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-51813
Entity Tax Identification Number	52-2209244
Entity Address, Address Line One	6931 Arlington Road, Suite 200
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	(202)
Local Phone Number	467-6868
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001235468
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	LQDT
Security Exchange Name	NASDAQ